Schedule of Investments
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.49%
Australia–1.26%
CSL Ltd.	767,161	$158,774,000
Belgium–0.46%
Galapagos N.V.(a)	547,729	57,283,524
Canada–3.97%
Alimentation Couche-Tard, Inc., Class B	5,236,860	159,716,551
CAE, Inc.	6,191,605	139,883,064
Dollarama, Inc.	2,631,641	102,878,384
Shopify, Inc., Class A(a)	88,067	96,024,194
		498,502,193
China–4.03%
Alibaba Group Holding Ltd., ADR(a)	850,925	215,990,293
Tencent Holdings Ltd.	3,321,800	290,800,580
		506,790,873
Denmark–2.30%
Ascendis Pharma A/S, ADR(a)	503,629	75,619,894
Novo Nordisk A/S, Class B	3,060,013	212,841,253
		288,461,147
France–15.63%
Adevinta ASA, Class B(a)	5,792,055	85,907,987
Airbus SE(a)	1,611,416	162,340,461
Dassault Systemes SE	628,692	125,692,056
Edenred	2,288,202	124,215,359
EssilorLuxottica S.A.	637,985	90,477,145
Hermes International	308,063	314,652,326
Kering S.A.	166,909	109,529,674
L’Oreal S.A.	325,406	114,062,686
LVMH Moet Hennessy Louis Vuitton SE	440,873	266,196,106
Sartorius Stedim Biotech	367,672	153,954,934
SEB S.A.	605,275	115,164,504
Ubisoft Entertainment S.A.(a)	1,329,062	132,905,774
Worldline S.A.(a)(b)	1,996,451	169,522,021
		1,964,621,033
Germany–6.37%
CTS Eventim AG & Co. KGaA(a)	2,466,674	145,506,598
Fresenius Medical Care AG & Co. KGaA	1,407,515	114,244,349
Infineon Technologies AG	5,475,697	220,220,051
SAP SE	827,545	105,345,360
Siemens AG	432,568	66,990,377
Siemens Healthineers AG(b)	2,647,375	148,571,561
		800,878,296
Hong Kong–0.67%
WH Group Ltd.	103,220,000	84,360,585
India–1.92%
Dr Lal PathLabs Ltd.(b)	1,698,727	52,309,212
Reliance Industries Ltd.	7,476,209	188,796,466
		241,105,678
Shares		Value
Ireland–1.71%
Flutter Entertainment PLC(a)	1,155,707	$214,909,378
Italy–1.11%
Davide Campari-Milano N.V.	12,925,251	139,129,501
Japan–9.08%
Daikin Industries Ltd.	909,400	193,615,855
Hitachi Ltd.	1,547,200	63,905,506
Hoya Corp.	1,194,710	152,783,889
Keyence Corp.	390,784	210,218,815
Kobe Bussan Co. Ltd.	1,567,800	43,358,178
Nidec Corp.	1,579,540	209,777,543
Nihon M&A Center, Inc.	2,641,300	152,959,573
Nitori Holdings Co. Ltd.	578,800	114,664,502
		1,141,283,861
Netherlands–6.35%
Aalberts N.V.	4,301,781	193,846,261
Adyen N.V.(a)(b)	68,629	143,001,233
ASML Holding N.V.	707,470	376,674,386
Boskalis Westminster	806,393	22,580,970
Shop Apotheke Europe N.V.(a)(b)(c)	264,551	61,793,774
		797,896,624
New Zealand–1.27%
Xero Ltd.(a)(c)	1,609,178	159,150,220
Spain–1.41%
Amadeus IT Group S.A.	2,297,256	145,417,750
Prosegur Cash S.A.(b)	35,566,370	31,167,431
		176,585,181
Sweden–6.21%
Atlas Copco AB, Class A	4,314,293	234,844,640
Epiroc AB, Class A	9,882,223	189,681,752
SKF AB, Class B	4,943,717	135,501,631
Swedish Match AB	2,860,224	220,511,527
		780,539,550
Switzerland–9.23%
Barry Callebaut AG	53,945	119,511,084
Lonza Group AG	207,424	132,686,673
Novartis AG	869,078	78,612,578
Roche Holding AG	466,146	160,672,355
Sika AG	620,600	168,778,973
STMicroelectronics N.V.	6,306,356	254,254,723
Temenos AG	848,775	107,419,774
VAT Group AG(a)(b)	493,357	137,442,837
		1,159,378,997
Taiwan–3.07%
Taiwan Semiconductor Manufacturing Co. Ltd.	18,290,000	386,190,814
United Kingdom–15.14%
Blue Prism Group PLC(a)(c)	2,587,991	55,613,763
boohoo Group PLC(a)	29,996,627	137,719,669
Britvic PLC	11,091,922	113,683,709

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Growth Fund

Shares		Value
United Kingdom–(continued)
Compass Group PLC	8,828,632	$158,248,517
Entain PLC	9,809,356	165,781,728
Legal & General Group PLC	30,060,500	100,332,135
London Stock Exchange Group PLC	1,763,361	209,680,566
Melrose Industries PLC	96,368,671	222,098,977
Next PLC	2,533,788	268,169,024
Ocado Group PLC(a)	5,574,775	211,870,010
Rightmove PLC	15,677,005	128,618,192
Trainline PLC(a)(b)	23,421,959	130,163,824
		1,901,980,114
United States–7.30%
Atlassian Corp. PLC, Class A(a)	458,451	105,961,780
EPAM Systems, Inc.(a)	539,626	185,863,383
Ferguson PLC	1,119,762	130,280,690
James Hardie Industries PLC, CDI(a)	6,681,934	186,789,769
Medtronic PLC	908,274	101,118,145
ResMed, Inc.	1,029,893	207,595,532
		917,609,299
Total Common Stocks & Other Equity Interests (Cost $6,635,983,561)		12,375,430,868
Preferred Stocks–0.01%
India–0.01%
Zee Entertainment Enterprises Ltd., 6.00%, Pfd. (Cost $0)	17,213,928	948,465
Money Market Funds–1.36%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	59,836,185	59,836,185
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(d)(e)	42,721,732	$42,738,820
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	68,384,211	68,384,211
Total Money Market Funds (Cost $170,957,683)		170,959,216
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.86% (Cost $6,806,941,244)		12,547,338,549
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.06%
Invesco Private Government Fund, 0.01%(d)(e)(f)	3,102,833	3,102,833
Invesco Private Prime Fund, 0.11%(d)(e)(f)	4,652,389	4,654,250
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,757,083)		7,757,083
TOTAL INVESTMENTS IN SECURITIES—99.92% (Cost $6,814,698,327)		12,555,095,632
OTHER ASSETS LESS LIABILITIES–0.08%		10,610,672
NET ASSETS–100.00%		$12,565,706,304
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Pfd.	– Preferred
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $873,971,893, which represented 6.96% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$65,131,259	$271,412,239	$(276,707,313)	$-	$-	$59,836,185	$4,294
Invesco Liquid Assets Portfolio, Institutional Class	46,513,152	193,865,885	(197,641,408)	5,794	(4,603)	42,738,820	10,326
Invesco Treasury Portfolio, Institutional Class	74,435,724	310,185,416	(316,236,929)	-	-	68,384,211	2,434
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	13,382,997	(10,280,164)	-	-	3,102,833	36*
Invesco Private Prime Fund	-	16,145,841	(11,491,625)	-	34	4,654,250	417*
Total	$186,080,135	$804,992,378	$(812,357,439)	$5,794	$(4,569)	$178,716,299	$17,507

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Growth Fund

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$158,774,000	$—	$158,774,000
Belgium	57,283,524	—	—	57,283,524
Canada	498,502,193	—	—	498,502,193
China	215,990,293	290,800,580	—	506,790,873
Denmark	75,619,894	212,841,253	—	288,461,147
France	—	1,964,621,033	—	1,964,621,033
Germany	—	800,878,296	—	800,878,296
Hong Kong	—	84,360,585	—	84,360,585
India	948,465	241,105,678	—	242,054,143
Ireland	—	214,909,378	—	214,909,378
Italy	—	139,129,501	—	139,129,501
Japan	—	1,141,283,861	—	1,141,283,861
Netherlands	—	797,896,624	—	797,896,624
New Zealand	—	159,150,220	—	159,150,220
Spain	—	176,585,181	—	176,585,181
Sweden	—	780,539,550	—	780,539,550
Switzerland	—	1,159,378,997	—	1,159,378,997
Taiwan	—	386,190,814	—	386,190,814
United Kingdom	—	1,901,980,114	—	1,901,980,114
United States	600,538,840	317,070,459	—	917,609,299
Money Market Funds	170,959,216	7,757,083	—	178,716,299
Total Investments	$1,619,842,425	$10,935,253,207	$—	$12,555,095,632
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Oppenheimer International Growth Fund